UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

ALLIANCEBERNSTEIN TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Value Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 32.4%
Capital Markets - 3.3%
Credit Suisse Group (a)	95,800	$6,287,178
Deutsche Bank AG	25,200	3,111,208
The Goldman Sachs Group, Inc.	11,500	2,024,115
Merrill Lynch & Co., Inc.	65,900	4,856,830

		16,279,331

Commercial Banks - 7.4%
Bank Hapoalim BM	204,400	974,138
Bank Leumi Le-Israel	217,500	849,659
Barclays PLC	334,000	4,140,135
BNP Paribas SA	58,300	6,119,989
Can Imperial Bank Of Commerce	33,800	3,063,125
HBOS PLC	282,320	5,018,469
Industrial Bank Of Korea	31,400	685,597
Kookmin Bank	7,000	567,835
Royal Bank of Scotland Group PLC	566,537	6,583,252
Shinhan Financial Group Co., Ltd.	18,060	1,107,261
Standard Bank Group Ltd.	55,600	815,270
State Bank of India Ltd. (GDR)	17,280	1,592,161
Sumitomo Mitsui Financial Group, Inc.	565	4,456,714
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	9,300	1,037,694

		37,011,299

Consumer Finance - 1.0%
ORIX Corp.	23,190	4,923,521

Diversified Financial Services - 7.0%
Bank of America Corp.	117,110	5,935,135
Citigroup, Inc.	174,300	8,171,184
Fortis	126,400	4,635,937
ING Groep NV	197,800	7,960,756
JPMorgan Chase & Co.	178,200	7,933,464

		34,636,476

Insurance - 10.8%
Allianz SE	39,700	8,508,070
American International Group, Inc.	48,900	3,227,400
Aviva PLC	296,991	4,254,488
Fondiaria-Sai SpA (ordinary shares)	58,400	2,746,415
Friends Provident PLC	580,964	2,101,688
Genworth Financial, Inc.-Class A	90,800	2,631,384

Hartford Financial Services Group, Inc.	18,100	1,609,271
ING Canada, Inc.	55,638	2,388,324
MBIA, Inc.	25,383	1,522,980
MetLife, Inc.	72,400	4,637,220
Muenchener Rueckversicherungs AG	44,171	7,628,596
Partnerre, Ltd.	14,700	1,068,837
QBE Insurance Group Ltd.	106,520	3,035,679
Sanlam, Ltd.	283,350	855,770
The Travelers Cos, Inc.	85,630	4,327,740
XL Capital Ltd.-Class A	42,100	3,208,020

		53,751,882

Real Estate Management & Development - 0.3%
Sino Land Co.	582,869	1,362,973

Thrifts & Mortgage Finance - 2.6%
Countrywide Financial Corp.	32,400	643,140
Federal Home Loan Mortgage Corp.	91,100	5,612,671
Federal National Mortgage Association	104,800	6,875,928

		13,131,739

		161,097,221

Consumer Discretionary - 11.8%
Auto Components - 1.5%
Compagnie Generale des Etablissements Michelin-Class B	47,300	5,936,817
Hyundai Mobis	12,590	1,353,616

		7,290,433

Automobiles - 2.9%
Honda Motor Co. Ltd.	44,600	1,465,910
Nissan Motor Co., Ltd.	603,200	5,762,294
Renault SA	52,400	7,039,366

		14,267,570

Hotels Restaurants & Leisure - 0.8%
McDonald’s Corp.	77,200	3,802,100

Household Durables - 1.4%
Black & Decker Corp.	19,100	1,656,925
Sharp Corp.	247,000	4,293,502
Taylor Wimpey PLC	177,984	1,251,055

		7,201,482

Internet & Catalog Retail - 0.7%
Home Retail Group PLC	446,500	3,740,521

Media - 2.8%
CBS Corp.-Class B	176,900	5,574,119
Comcast Corp.-Special-Class A (b)	63,200	1,634,352
Lagardere SCA	30,713	2,500,083
Time Warner, Inc.	210,500	3,995,290

		13,703,844

Multiline Retail - 0.8%
Macy’s, Inc.	128,200	4,066,504

Specialty Retail - 0.2%
Office Depot, Inc. (b)	40,700	995,115

Textiles Apparel & Luxury Goods - 0.7%
VF Corp.	43,000	3,433,550

		58,501,119

Energy - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
BP PLC	112,900	1,268,759
Chevron Corp.	104,200	9,144,592
China Petroleum & Chemical Corp.-Class H	810,000	892,124
ConocoPhillips	60,450	4,950,251
ENI SpA	189,550	6,547,366
Exxon Mobil Corp.	52,700	4,517,971
Husky Energy, Inc.	62,900	2,308,120
Marathon Oil Corp.	82,300	4,435,147
OMV AG	23,300	1,443,785
Petroleo Brasileiro SA (NY) (ADR)	48,900	2,602,947
PTT PCL	88,500	753,191
Repsol YPF SA	128,100	4,616,004
Royal Dutch Shell PLC (London)-Class A	140,100	5,426,708
Total SA	107,300	8,046,824

		56,953,789

Materials - 11.3%
Chemicals - 3.8%
BASF AG	63,300	8,369,016
Dow Chemical Co.	104,700	4,463,361
Hanwha Chem Corp.	35,200	921,435
Mitsubishi Chemical Holdings Corp.	158,500	1,481,095
Mitsui Chemicals, Inc.	393,000	3,557,413

		18,792,320

Metals & Mining - 7.5%
Antofagasta PLC	33,600	483,502
Arcelor Mittal (Euronext Amsterdam)	58,200	3,834,229
China Steel Corp. (GDR)	20,622	554,732
Gerdau SA (ADR)	71,600	1,721,264
Hyundai Steel Co.	26,590	2,127,161
JFE Holdings, Inc.	114,200	7,435,855
Kazakhmys PLC	83,000	2,133,166
Mittal Steel Co. NV (Euronext Paris)	35,322	2,316,643
Posco	5,400	3,304,703
Teck Cominco Ltd.-Class B	105,400	4,491,477
Xstrata PLC	95,210	5,601,755
Zinifex Ltd.	227,900	3,128,956

		37,133,443

		55,925,763

Industrials - 8.0%
Aerospace & Defense - 1.8%
BAE Systems PLC	224,100	2,097,746
European Aeronautic Defence & Space Co., NV	85,600	2,529,024
Northrop Grumman Corp.	53,000	4,178,520

		8,805,290

Airlines - 1.5%
Air France-KLM	68,200	2,822,608
Deutsche Lufthansa AG	152,300	4,442,104

		7,264,712

Industrial Conglomerates - 2.3%
General Electric Co.	258,300	10,040,121
Tyco International Ltd.	33,350	1,472,736

		11,512,857

Machinery - 0.5%
Eaton Corp.	28,100	2,647,582

Marine - 1.1%
Mitsui OSK Lines Ltd.	324,000	4,759,456
Nippon Yusen KK	86,000	848,021

		5,607,477

Transportation Infrastructure - 0.8%
Macquarie Airports Management Ltd.	590,965	2,102,584
Macquarie Infrastructure Group	713,279	1,925,777

		4,028,361

		39,866,279

Health Care - 5.5%
Health Care Equipment & Supplies - 0.3%
Covidien Ltd. (b)	33,350	1,328,331

Health Care Providers & Services - 0.6%
McKesson Corp.	54,200	3,100,782

Pharmaceuticals - 4.6%
AstraZeneca PLC	116,800	5,756,305
GlaxoSmithKline PLC	99,500	2,596,610
Merck & Co., Inc.	79,100	3,968,447
Pfizer, Inc.	212,900	5,288,436
Sanofi-Aventis	65,661	5,377,797

		22,987,595

		27,416,708

Information Technology - 5.4%
Computers & Peripherals - 2.5%
CMC Magnetics Corp. (b)	731,000	321,058
Compal Electronics, Inc. (GDR) (c)	150,781	856,436
Compal Electronics, Inc.	274,290	303,656
International Business Machines Corp.	56,100	6,546,309
Toshiba Corp.	473,000	4,252,660

		12,280,119

Electronic Equipment & Instruments - 0.8%
AU Optronics Corp.	838,364	1,222,920
Flextronics International Ltd. (b)	129,500	1,475,005
Tyco Electronics Ltd. (b)	33,350	1,162,914

		3,860,839

Office Electronics - 0.3%
Canon, Inc.	31,500	1,798,003

Semiconductors & Semiconductor Equipment - 0.9%
Hynix Semiconductor, Inc. (b)	30,800	1,109,766
Samsung Electronics Co., Ltd.	1,500	945,584
Siliconware Precision Industries Co.	190,689	389,062
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	91,076	903,474
United Microelectronics Corp.	1,687,000	952,374

		4,300,260

Software - 0.9%
Microsoft Corp.	160,400	4,608,292

		26,847,513

Consumer Staples - 4.5%
Beverages - 0.2%
PepsiCo, Inc.	13,600	925,208

Food & Staples Retailing - 1.5%
The Kroger Co.	130,200	3,460,716
Safeway, Inc.	122,900	3,899,617

		7,360,333

Food Products - 1.6%
Kraft Foods, Inc.-Class A	158,220	5,072,533
Sara Lee Corp.	167,800	2,788,836

		7,861,369

Household Products - 0.1%
Clorox Co.	11,600	693,680

Tobacco - 1.1%
Altria Group, Inc.	76,050	5,278,631

		22,119,221

Utilities - 4.1%
Electric Utilities - 4.1%
American Electric Power Co., Inc.	27,650	1,229,872
E.ON AG	46,000	7,712,214
Entergy Corp.	25,000	2,590,500
Kyushu Electric Power Co., Inc.	164,100	4,379,138
The Tokyo Electric Power Co.	170,100	4,461,274

		20,372,998

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 0.2%
China Netcom Group Corp. Ltd.	452,000	1,092,753

Wireless Telecommunication Services - 2.7%
Sprint Nextel Corp.	275,500	5,212,460
Vodafone Group PLC	2,535,412	8,193,577

		13,406,037

		14,498,790

Total Common Stocks (cost $401,904,753)		483,599,401

NON-CONVERTIBLE - PREFERRED STOCKS - 0.6%
Materials - 0.5%
Metals & Mining - 0.5%
Usinas Siderurgicas de Minas Gerais SA	38,300	2,281,407

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co., Ltd.	1,300	610,179

Total Non-Convertible - Preferred Stocks (cost $1,221,738)		2,891,586

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (d) (cost $5,308,035)	5,308,035	5,308,035

Total Investments - 99.1% (cost $408,434,526)		491,799,022
Other assets less liabilities - 0.9%		4,697,235

Net Assets - 100.0%		$496,496,257

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Future	16	September 2007	$2,147,589	$2,037,381	$(110,208)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at August 31, 2007	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Swiss Franc settling 9/18/07	6,977	$5,798,221	$5,781,060	$(17,161)
Sale Contracts:
Swiss Franc settling 9/18/07	6,977	5,661,311	5,781,060	(119,749)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The market value of this security amounted to $6,287,178.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the market value of this security amounted to $856,436 or 0.2% of net assets.

(d)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $96,780 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt

Country Breakdown*
38.3%	United States
11.2%	United Kingdom
11.0%	Japan
8.1%	Germany
7.7%	France
4.5%	Netherlands
2.6%	South Korea
2.5%	Canada
2.1%	Australia
1.9%	Italy
1.6%	Brazil
1.3%	Switzerland
1.1%	Taiwan
5.0%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.1% or less in the following countries: Austria, Belgium, Bermuda, Cayman Islands, China, Hong Kong, India, Israel, Singapore, South Africa, Spain, Thailand.

AllianceBernstein International Value Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.3%
Financials - 34.3%
Capital Markets - 3.3%
Credit Suisse Group	3,677,700	$241,360,679
Deutsche Bank AG	1,352,100	166,931,156

		408,291,835

Commercial Banks - 17.0%
Bank Hapoalim BM	3,986,578	18,999,396
Barclays PLC	19,316,200	239,436,172
BNP Paribas SA	2,369,120	248,696,210
Credit Agricole SA	6,818,805	256,133,443
HBOS PLC	16,662,910	296,196,874
Kookmin Bank	1,131,500	91,786,430
Mitsubishi UFJ Financial Group, Inc.	20,416	195,714,115
Royal Bank of Scotland Group PLC	26,457,202	307,436,987
Societe Generale	1,426,228	229,018,327
Sumitomo Mitsui Financial Group, Inc.	30,045	236,994,632

		2,120,412,586

Consumer Finance - 1.7%
ORIX Corp.	1,027,110	218,068,018

Diversified Financial Services - 4.4%
Fortis (Euronext Amsterdam)	1,292,700	47,380,776
Fortis (Euronext Brussels)	3,674,500	134,768,590
ING Groep NV	9,094,402	366,017,804

		548,167,170

Insurance - 7.4%
Allianz SE	1,606,245	344,232,868
Aviva PLC	10,162,349	145,578,779
Fondiaria-Sai SpA (ordinary shares)	2,269,348	106,722,118
Fondiaria-Sai SpA (saving shares)	184,200	5,933,987
Muenchener Rueckversicherungs AG	1,890,500	326,500,640

		928,968,392

Real Estate Management & Development - 0.5%
Leopalace21 Corp.	647,300	19,957,671
Sino Land Co.	17,118,382	40,029,395

		59,987,066

		4,283,895,067

Materials - 13.9%
Chemicals - 4.0%
BASF AG	2,126,600	281,161,912
Mitsubishi Chemical Holdings Corp.	16,937,000	158,266,898
Mitsui Chemicals, Inc.	7,024,000	63,580,845

		503,009,655

Construction Materials - 0.7%
Buzzi Unicem SpA	1,576,061	45,345,382
Italcementi SpA	1,492,200	37,001,931

		82,347,313

Metals & Mining - 8.4%
Antofagasta PLC	6,406,758	92,192,908
Arcelor Mittal (Euronext Amsterdam)	1,236,900	81,487,244
JFE Holdings, Inc.	4,372,500	284,704,690
Kazakhmys PLC	3,907,400	100,423,308
Mittal Steel Co. NV (Euronext Paris)	1,676,695	109,968,379
Posco	314,900	192,713,132
Xstrata PLC	3,216,680	189,255,884

		1,050,745,545

Paper & Forest Products - 0.8%
Stora Enso Oyj-Class R	3,596,200	64,790,373
Svenska Cellulosa AB	1,545,300	26,871,068

		91,661,441

		1,727,763,954

Energy - 10.9%
Oil, Gas & Consumable Fuels - 10.9%
China Petroleum & Chemical Corp.-Class H	112,791,500	124,227,217
ENI SpA	8,202,600	283,331,177
Petroleo Brasileiro SA (NY) (ADR)	4,757,000	253,215,110
Repsol YPF SA	3,254,100	117,259,473
Royal Dutch Shell PLC (London)-Class A	8,283,500	320,857,482
Total SA	3,448,700	258,630,776

		1,357,521,235

Consumer Discretionary - 9.6%
Auto Components - 2.6%
Compagnie Generale des Etablissements Michelin-Class B	1,518,200	190,555,495
Hyundai Mobis	1,231,300	132,383,485

		322,938,980

Automobiles - 4.6%
Nissan Motor Co., Ltd.	23,004,600	219,760,061
Renault SA	2,579,000	346,460,383

		566,220,444

Household Durables - 1.7%
Sharp Corp.	10,823,000	188,131,866
Taylor Wimpey PLC	3,914,606	27,515,891

		215,647,757

Media - 0.7%
Lagardere SCA	1,072,900	87,335,640

		1,192,142,821

Information Technology - 6.8%
Computers & Peripherals - 2.9%
Compal Electronics, Inc. (GDR) (a)	6,905,939	39,225,733
Fujitsu, Ltd.	16,679,000	113,948,456
Toshiba Corp.	23,532,000	211,572,082

		364,746,271

Electronic Equipment & Instruments - 0.7%
AU Optronics Corp.	61,356,683	89,500,878

Semiconductors & Semiconductor Equipment - 3.2%
Hynix Semiconductor, Inc. (b)	4,336,600	156,253,567
Samsung Electronics Co., Ltd.	90,500	57,050,269
Siliconware Precision Industries Co.	17,793,246	36,303,463
United Microelectronics Corp.	249,295,399	140,736,484

		390,343,783

		844,590,932

Industrials - 5.6%
Aerospace & Defense - 1.8%
BAE Systems PLC	15,491,500	145,012,147
European Aeronautic Defence & Space Co., NV	2,828,712	83,573,373

		228,585,520

Airlines - 1.4%
Air France-KLM	2,342,518	96,950,278
Deutsche Lufthansa AG	2,812,700	82,037,471

		178,987,749

Machinery - 0.1%
Sumitomo Heavy Industries Ltd.	784,000	8,764,424

Marine - 2.3%
Mitsui OSK Lines Ltd.	12,396,000	182,093,250
Nippon Yusen KK	10,173,000	100,313,058

		282,406,308

		698,744,001

Utilities - 5.6%
Electric Utilities - 4.2%
E.ON AG	2,376,300	398,402,920
The Tokyo Electric Power Co.	4,613,200	120,992,047

		519,394,967

Multi-Utilities - 1.4%
RWE AG	1,552,840	174,578,551

		693,973,518

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 1.8%
China Netcom Group Corp. Ltd.	41,571,500	100,502,994
Nippon Telegraph & Telephone Corp.	27,901	128,446,881

		228,949,875

Wireless Telecommunication Services - 2.0%
Vodafone Group PLC	77,815,865	251,474,040

		480,423,915

Health Care - 3.6%
Pharmaceuticals - 3.6%
AstraZeneca PLC	3,036,000	149,624,507
GlaxoSmithKline PLC	4,794,900	125,130,522
Sanofi-Aventis	2,120,482	173,672,667

		448,427,696

Consumer Staples - 1.2%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV (b)	11,500,080	154,119,636

Total Common Stocks (cost $10,441,621,219)		11,881,602,775

NON-CONVERTIBLE - PREFERRED STOCKS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Samsung Electronics Co., Ltd. (cost $63,418,510)	127,600	59,891,418

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $294,283,387)	294,283,387	294,283,387

Total Investments – 98.1% (cost $10,799,323,116)		12,235,777,580
Other assets less liabilities - 1.9%		236,867,405

Net Assets - 100.0%		$12,472,644,985

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2,476	September 2007	$149,387,042	$144,901,046	$(4,485,996)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the market value of this security amounted to $39,225,733 or 0.3% of net assets.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $10,624,728 has been segregated to collateralize margin requirements for the open futures contracts at August 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR             -        American Depositary Receipt

GDR            -        Global Depositary Receipt

Country Breakdown*
20.0%	Japan
16.9%	United Kingdom
15.4%	France
14.5%	Germany
9.5%	Netherlands
5.6%	South Korea
3.9%	Italy
2.5%	Taiwan
2.1%	Brazil
2.0%	Switzerland
1.2%	Hong Kong
1.1%	Belgium
1.0%	China
1.9%	Other
2.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of August 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following countries: Finland, Israel, Spain, Sweden.

AllianceBernstein Small-Mid Cap Value Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Industrials - 25.6%
Aerospace & Defense - 1.4%
Goodrich Corp.	306,400	$19,352,224

Airlines - 1.8%
Alaska Air Group, Inc. (a)	312,600	7,758,732
Continental Airlines, Inc.-Class B (a)	283,000	9,412,580
Skywest, Inc.	279,200	7,016,296

		24,187,608

Commercial Services & Supplies - 3.3%
IKON Office Solutions, Inc.	1,245,000	17,479,800
Kelly Services, Inc.-Class A	248,000	5,634,560
Quebecor World, Inc. (a)	485,000	4,442,600
United Stationers, Inc. (a)	285,000	16,820,700

		44,377,660

Electrical Equipment - 4.2%
Acuity Brands, Inc.	239,900	12,604,346
Cooper Industries, Ltd.-Class A	332,000	16,988,440
EnerSys (a)	503,840	9,099,351
Regal-Beloit Corp.	363,400	18,355,334

		57,047,471

Machinery - 7.9%
AGCO Corp. (a)	357,600	15,448,320
Briggs & Stratton Corp.	490,775	14,325,722
Kennametal, Inc.	263,900	21,286,174
Mueller Industries, Inc.	420,000	14,548,800
SPX Corp.	270,900	24,394,545
Terex Corp. (a)	207,000	16,535,160

		106,538,721

Road & Rail - 5.5%
Arkansas Best Corp.	365,000	13,103,500
Avis Budget Group, Inc. (a)	812,100	18,848,841
Con-way, Inc.	307,325	14,899,116
Ryder System, Inc.	287,000	15,713,250
Werner Enterprises, Inc.	652,000	12,133,720

		74,698,427

Trading Companies & Distributors - 1.5%
GATX Corp.	450,925	19,660,330

		345,862,441

Financials - 20.8%
Commercial Banks - 6.7%
Central Pacific Financial Corp.	479,950	15,272,009
The South Financial Group, Inc.	616,500	14,148,675
Susquehanna Bancshares, Inc.	650,000	12,779,000
Trustmark Corp.	438,314	12,377,987
UnionBanCal Corp.	137,800	8,099,884
Webster Financial Corp.	407,800	17,315,188
Whitney Holding Corp.	385,337	10,673,835

		90,666,578

Insurance - 8.4%
Arch Capital Group Ltd. (a)	334,400	24,019,952
Aspen Insurance Holdings, Ltd.	647,300	16,240,757
Fidelity National Financial, Inc.-Class A	645,000	11,732,550
Old Republic International Corp.	815,750	14,838,493
Partnerre, Ltd.	61,786	4,492,460
Platinum Underwriters Holdings, Ltd.	558,625	19,373,115
RenaissanceRe Holdings, Ltd.	114,000	6,529,920
StanCorp Financial Group, Inc.	330,600	15,571,260

		112,798,507

Real Estate Investment Trusts (REITs) - 3.8%
Ashford Hospitality Trust, Inc.	610,000	6,655,100
Digital Realty Trust, Inc.	301,500	11,758,500
Felcor Lodging Trust, Inc.	552,000	12,110,880
Mid-America Apartment Communities, Inc.	177,000	8,777,430
Strategic Hotels & Resorts, Inc.	258,400	5,315,288
Tanger Factory Outlet Centers	184,500	7,023,915

		51,641,113

Thrifts & Mortgage Finance - 1.9%
Astoria Financial Corp.	544,750	14,201,632
Provident Financial Services, Inc.	713,000	11,978,400

		26,180,032

		281,286,230

Materials - 13.8%
Chemicals - 7.5%
Ashland, Inc.	235,200	14,062,608
Celanese Corp.-Class A Series A	575,400	20,668,368
Cytec Industries, Inc.	267,800	17,781,920
Lubrizol Corp.	331,500	21,076,770
Methanex Corp.	324,800	7,324,240
Rockwood Holdings, Inc. (a)	618,100	19,810,105

		100,724,011

Containers & Packaging - 3.0%
Aptargroup, Inc.	218,900	7,952,637
Owens-Illinois, Inc. (a)	328,300	13,204,226
Silgan Holdings, Inc.	250,448	12,795,388
Sonoco Products Co.	193,800	6,980,676

		40,932,927

Metals & Mining - 3.3%
Commercial Metals Co.	234,300	6,768,927
Metal Management, Inc.	322,000	15,105,020
Quanex Corp.	166,200	7,198,122
Steel Dynamics, Inc.	362,500	15,725,250

		44,797,319

		186,454,257

Consumer Staples - 8.3%
Beverages - 1.4%
Molson Coors Brewing Co.-Class B	209,400	18,732,924

Food & Staples Retailing - 3.7%
Performance Food Group Co. (a)	573,900	16,321,716
Ruddick Corp.	601,500	19,596,870
Supervalu, Inc.	331,700	13,981,155

		49,899,741

Food Products - 1.8%
Corn Products International, Inc.	380,760	17,210,352
Smithfield Foods, Inc. (a)	226,900	7,426,437

		24,636,789

Tobacco - 1.4%
Universal Corp.	381,900	18,762,747

		112,032,201

Consumer Discretionary - 7.7%
Auto Components - 2.9%
ArvinMeritor, Inc.	942,000	16,437,900
Autoliv, Inc.	112,000	6,425,440
TRW Automotive Holdings Corp. (a)	532,525	16,273,964

		39,137,304

Hotels Restaurants & Leisure - 1.9%
Jack in the Box, Inc. (a)	138,800	8,636,136
Papa John’s International, Inc. (a)	376,420	9,546,011
Vail Resorts, Inc. (a)	129,100	7,381,938

		25,564,085

Household Durables - 0.8%
Furniture Brands International, Inc.	502,500	5,718,450
KB Home	155,000	4,702,700

		10,421,150

Multiline Retail - 0.4%
Dillard’s, Inc.-Class A	232,300	5,514,802

Specialty Retail - 0.9%
AutoNation, Inc. (a)	378,461	7,183,190
Office Depot, Inc. (a)	200,900	4,912,005

		12,095,195

Textiles Apparel & Luxury Goods - 0.8%
VF Corp.	145,000	11,578,250

		104,310,786

Information Technology - 7.4%
Communications Equipment - 1.3%
CommScope, Inc. (a)	309,300	17,506,380

Electronic Equipment & Instruments - 3.8%
Arrow Electronics, Inc. (a)	368,125	15,446,525
AVX Corp.	188,500	2,963,220
Checkpoint Systems, Inc. (a)	372,200	10,365,770
Sanmina-SCI Corp. (a)	1,304,630	2,987,603
Solectron Corp. (a)	625,300	2,426,164
Tech Data Corp. (a)	84,600	3,298,554
Vishay Intertechnology, Inc. (a)	970,000	12,833,100

		50,320,936

Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc. (a)	490,000	5,644,800
Spansion, Inc.-Class A (a)	693,000	6,306,300
Teradyne, Inc. (a)	410,000	6,104,900
Zoran Corp. (a)	773,300	13,354,891

		31,410,891

		99,238,207

Utilities - 6.2%
Electric Utilities - 3.2%
Allegheny Energy, Inc. (a)	133,400	6,884,774
Northeast Utilities	556,700	15,392,755
Reliant Energy, Inc. (a)	797,400	20,341,674

		42,619,203

Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	167,225	13,869,641

Multi-Utilities - 2.0%
Puget Energy, Inc.	409,800	9,560,634
Wisconsin Energy Corp.	397,650	17,619,872

		27,180,506

		83,669,350

Health Care - 5.8%
Health Care Providers & Services - 3.5%
Apria Healthcare Group, Inc. (a)	283,900	7,560,257
Kindred Healthcare, Inc. (a)	390,000	7,729,800
LifePoint Hospitals, Inc. (a)	262,817	7,385,157
Molina Healthcare, Inc. (a)	475,215	16,181,071
Pharmerica Corp. (a)	142,749	2,530,940
Universal Health Services, Inc.-Class B	109,800	5,797,440

		47,184,665

Life Sciences Tools & Services - 1.8%
PerkinElmer, Inc.	850,500	23,312,205

Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc. (a)	170,400	5,432,352
King Pharmaceuticals, Inc. (a)	105,400	1,584,162

		7,016,514

		77,513,384

Energy - 3.6%
Energy Equipment & Services - 2.4%
Exterran Holdings, Inc. (a)	243,693	18,886,208
Oil States International, Inc. (a)	188,500	7,954,700
Rowan Cos., Inc.	157,300	5,905,042

		32,745,950

Oil, Gas & Consumable Fuels - 1.2%
Hess Corp.	250,200	15,354,774

		48,100,724

Total Common Stocks (cost $1,170,426,458)		1,338,467,580

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $27,250,353)	27,250,353	27,250,353

Total Investments - 101.2% (cost $1,197,676,811)		1,365,717,933
Other assets less liabilities - (1.2)%		(16,122,308)

Net Assets - 100.0%		$1,349,595,625

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Value Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 32.9%
Capital Markets - 3.4%
Deutsche Bank AG	48,700	$6,038,800
The Goldman Sachs Group, Inc.	13,900	2,446,539
Merrill Lynch & Co., Inc.	201,900	14,880,030
Morgan Stanley	271,800	16,952,166
Waddell & Reed Financial, Inc.-Class A	96,900	2,406,996

		42,724,531

Commercial Banks - 5.3%
BB&T Corp.	61,600	2,447,368
Comerica, Inc.	131,400	7,329,492
Fifth Third Bancorp	239,100	8,533,479
Keycorp	193,700	6,450,210
National City Corp.	292,200	7,863,102
SunTrust Banks, Inc.	76,600	6,032,250
U.S. Bancorp	261,900	8,472,465
Wachovia Corp.	180,600	8,845,788
Wells Fargo & Co.	319,400	11,670,876

		67,645,030

Diversified Financial Services - 9.9%
Bank of America Corp.	935,100	47,390,868
Citigroup, Inc.	992,300	46,519,024
JPMorgan Chase & Co.	705,900	31,426,668

		125,336,560

Insurance - 10.5%
ACE Ltd.	158,700	9,166,512
Allstate Corp.	103,000	5,639,250
AMBAC Financial Group, Inc.	119,500	7,506,990
American International Group, Inc.	426,300	28,135,800
Chubb Corp.	103,200	5,276,616
Fidelity National Financial, Inc.-Class A	219,500	3,992,705
Genworth Financial, Inc.-Class A	246,300	7,137,774
Hartford Financial Services Group, Inc.	98,700	8,775,417
MBIA, Inc.	104,900	6,294,000
MetLife, Inc.	174,500	11,176,725
Old Republic International Corp.	273,000	4,965,870
Partnerre, Ltd.	16,000	1,163,360
RenaissanceRe Holdings, Ltd.	74,800	4,284,544
Torchmark Corp.	63,700	3,921,372
The Travelers Cos, Inc.	245,800	12,422,732
UnumProvident Corp.	308,300	7,544,101
XL Capital Ltd.-Class A	68,200	5,196,840

		132,600,608

Thrifts & Mortgage Finance - 3.8%
Astoria Financial Corp.	107,000	2,789,490
Countrywide Financial Corp.	111,000	2,203,350
Federal Home Loan Mortgage Corp.	171,300	10,553,793
Federal National Mortgage Association	271,800	17,832,798
MGIC Investment Corp.	105,700	3,187,912
Washington Mutual, Inc.	297,300	10,916,856

		47,484,199

		415,790,928

Energy - 13.0%
Oil, Gas & Consumable Fuels - 13.0%
BP PLC (ADR)	90,300	6,082,608
Chevron Corp.	479,200	42,054,592
ConocoPhillips	184,000	15,067,760
Exxon Mobil Corp.	855,900	73,376,307
Marathon Oil Corp.	245,800	13,246,162
Occidental Petroleum Corp.	26,600	1,507,954
Royal Dutch Shell PLC (ADR)	82,600	6,389,110
Total SA (ADR)	79,900	5,999,691

		163,724,184

Consumer Discretionary - 9.9%
Auto Components - 1.1%
Autoliv, Inc.	93,000	5,335,410
BorgWarner, Inc.	55,500	4,689,750
Magna International, Inc.-Class A	49,300	4,409,885

		14,435,045

Automobiles - 0.3%
General Motors Corp.	100,500	3,089,370

Hotels Restaurants & Leisure - 1.3%
McDonald’s Corp.	321,700	15,843,725

Household Durables - 1.2%
Black & Decker Corp.	56,200	4,875,350
Centex Corp.	68,700	1,986,117
KB Home	121,200	3,677,208
Newell Rubbermaid, Inc.	58,950	1,520,320
Pulte Homes, Inc.	191,900	3,193,216

		15,252,211

Leisure Equipment & Products - 0.2%
Mattel, Inc.	94,400	2,041,872

Media - 2.7%
CBS Corp.-Class B	314,500	9,909,895
Gannett Co., Inc.	57,700	2,711,900
Interpublic Group of Cos., Inc. (a)	356,500	3,903,675
Time Warner, Inc.	577,600	10,962,848
Tribune Co.	32,943	907,580
Viacom, Inc.-Class B (a)	158,000	6,234,680

		34,630,578

Multiline Retail - 0.8%
Dillard’s, Inc.-Class A	95,200	2,260,048
Macy’s, Inc.	262,100	8,313,812

		10,573,860

Specialty Retail - 1.6%
The Gap, Inc.	384,600	7,215,096
Home Depot, Inc.	120,700	4,624,017
Ltd. Brands, Inc.	188,900	4,374,924
Office Depot, Inc. (a)	170,300	4,163,835

		20,377,872

Textiles Apparel & Luxury Goods - 0.7%
Jones Apparel Group, Inc.	114,500	2,197,255
VF Corp.	84,800	6,771,280

		8,968,535

		125,213,068

Consumer Staples - 8.5%
Beverages - 0.6%
Molson Coors Brewing Co.-Class B	81,900	7,326,774

Food & Staples Retailing - 1.4%
The Kroger Co.	275,400	7,320,132
Safeway, Inc.	260,100	8,252,973
Wal-Mart Stores, Inc.	55,000	2,399,650

		17,972,755

Food Products - 2.7%
ConAgra Foods, Inc.	149,400	3,841,074
General Mills, Inc.	65,700	3,671,316
Kellogg Co.	117,200	6,437,796
Kraft Foods, Inc.-Class A	405,168	12,989,686
Sara Lee Corp.	395,300	6,569,886

		33,509,758

Household Products - 1.9%
Procter & Gamble Co.	376,100	24,563,091

Tobacco - 1.9%
Altria Group, Inc.	297,300	20,635,593
UST, Inc.	74,400	3,666,432

		24,302,025

		107,674,403

Industrials - 8.4%
Aerospace & Defense - 1.2%
Boeing Co.	73,800	7,136,460
Northrop Grumman Corp.	109,641	8,644,097

		15,780,557

Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.	158,100	7,062,327

Industrial Conglomerates - 4.5%
General Electric Co.	1,409,500	54,787,265
Tyco International Ltd.	50,000	2,208,000

		56,995,265

Machinery - 1.8%
Cummins, Inc.	91,400	10,823,588
Eaton Corp.	66,700	6,284,474
SPX Corp.	67,800	6,105,390

		23,213,452

Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	144,100	3,344,561

		106,396,162

Health Care - 6.8%
Health Care Equipment & Supplies - 0.2%
Covidien Ltd. (a)	50,000	1,991,500

Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.-Class A	76,000	3,636,600
McKesson Corp.	120,600	6,899,526
Pharmerica Corp. (a)	6,337	112,346

		10,648,472

Pharmaceuticals - 5.8%
Eli Lilly & Co.	159,800	9,164,530
Johnson & Johnson	205,000	12,666,950
Merck & Co., Inc.	267,400	13,415,458
Pfizer, Inc.	1,535,800	38,149,272

		73,396,210

		86,036,182

Telecommunication Services - 6.6%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	897,400	35,779,338
Verizon Communications, Inc.	676,000	28,310,880

		64,090,218

Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp.	638,100	12,072,852
Vodafone Group PLC (ADR)	228,900	7,416,360

		19,489,212

		83,579,430

Materials - 5.1%
Chemicals - 2.4%
Ashland, Inc.	86,000	5,141,940
Dow Chemical Co.	192,400	8,202,012
E.I. Du Pont de Nemours & Co.	264,600	12,899,250
Lubrizol Corp.	70,600	4,488,748

		30,731,950

Containers & Packaging - 2.0%
Crown Holdings, Inc. (a)	207,000	4,972,140
Owens-Illinois, Inc. (a)	159,900	6,431,178
Smurfit-Stone Container Corp. (a)	316,700	3,344,352
Sonoco Products Co.	66,700	2,402,534
Temple-Inland, Inc.	135,800	7,479,864

		24,630,068

Metals & Mining - 0.7%
Arcelor Mittal-Class A	137,500	9,102,500

		64,464,518

Information Technology - 3.8%
Communications Equipment - 0.6%
Nokia OYJ (ADR)	238,900	7,855,032

Computers & Peripherals - 1.1%
International Business Machines Corp.	85,200	9,941,988
Lexmark International, Inc.-Class A (a)	98,700	3,677,562

		13,619,550

Electronic Equipment & Instruments - 1.3%
Arrow Electronics, Inc. (a)	63,500	2,664,460
Flextronics International Ltd. (a)	508,000	5,786,120
Sanmina-SCI Corp. (a)	481,000	1,101,490
Solectron Corp. (a)	912,700	3,541,276
Tech Data Corp. (a)	40,900	1,594,691
Tyco Electronics Ltd. (a)	50,000	1,743,500

		16,431,537

IT Services - 0.3%
Electronic Data Systems Corp.	144,900	3,316,761

Software - 0.5%
Microsoft Corp.	204,600	5,878,158

		47,101,038

Utilities - 2.8%
Electric Utilities - 1.6%
Allegheny Energy, Inc.	128,800	6,647,368
Entergy Corp.	83,900	8,693,718
Pinnacle West Capital Corp.	114,600	4,565,664

		19,906,750

Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	82,100	6,809,374

Multi-Utilities - 0.7%
Alliant Energy Corp.	33,400	1,265,192
Dominion Resources, Inc./VA	69,700	5,937,046
Wisconsin Energy Corp.	23,800	1,054,578

		8,256,816

		34,972,940

Total Common Stocks (cost $1,039,717,077)		1,234,952,853

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $36,608,041)	36,608,041	36,608,041

Total Investments - 100.7% (cost $1,076,325,118)		1,271,560,894
Other assets less liabilities - (0.7)%		(8,842,492)

Net Assets - 100.0%		$1,262,718,402

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date:	October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	October 22, 2007